Leases - Right-of-Use Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Balance at beginning of period	kr 5,244
Depreciation	34,433	kr 2,823	kr 1,822
Balance at end of period	33,300	5,244
Net book value	33,300	5,244
Research and development expense [Member]
Leases
Depreciation on right of use assets	997	165
Administrative and selling expense
Leases
Depreciation on right of use assets	4,714	2,621
Cost at closing balance
Leases
Balance at beginning of period	9,595	7,527
Additional agreements	34,944	98
Termination of agreement	(7,625)
Exchange differences	284	(8)
Additional agreements through acquisition		1,978
Balance at end of period	37,198	9,595	7,527
Net book value	37,198	9,595	7,527
Depreciation
Leases
Balance at beginning of period	(4,351)	(1,568)
Depreciation	(5,711)	(2,786)
Termination of agreement	6,456
Exchange differences	(292)	3
Balance at end of period	(3,898)	(4,351)	(1,568)
Net book value	kr (3,898)	kr (4,351)	kr (1,568)